Securities (Tables)	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Securities

$ millions, as at	2020 Jan. 31	2019 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$44,124	$46,196
Equity securities designated at FVOCI	614	602
Securities measured at amortized cost (1)	21,205	20,115
Securities mandatorily measured and designated at FVTPL	63,406	54,397
	$129,349	$121,310
(1)
During
the quarter
 ended January 31, 2020, $47

million of amortized cost debt securities were disposed of
resulting in
a
realized gain of $2 million (
during
t
h
e quarter ended
October 31, 2019: $110 million of amortized cost debt securities were disposed of shortly before maturity resulting in a realized loss of $1 million).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2020 Jan. 31				2019 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$7,937	$14	$(3)	$7,948	$10,842	$12	$(3)	$10,851
Other Canadian governments	11,746	40	–	11,786	12,252	22	(3)	12,271
U.S. Treasury and agencies	10,152	33	(2)	10,183	9,353	25	(7)	9,371
Other foreign governments	5,840	27	(4)	5,863	5,318	25	(7)	5,336
Mortgage-backed securities	2,563	23	(5)	2,581	2,688	15	(4)	2,699
Asset-backed securities	40	–	–	40	47	–	–	47
Corporate debt	5,706	19	(2)	5,723	5,608	16	(3)	5,621
	43,984	156	(16)	44,124	46,108	115	(27)	46,196
Corporate public equity (2)	40	18	(10)	48	40	15	(9)	46
Corporate private equity	495	93	(22)	566	493	85	(22)	556
	535	111	(32)	614	533	100	(31)	602
	$44,519	$267	$(48)	$44,738	$46,641	$215	$ (58)	$46,798
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $22 million (October 31, 2019: $23 million).
(2)	Includes restricted stock.

Summary of Allowance for Losses measured at FVOCI
The following tables provide a reconciliation of the opening balance to the closing balance of the expected credit loss (ECL) allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2020	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$14	$3	$6	$23
	Provision for (reversal of) credit losses (1)	(1)	–	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	1	(1)	–	–
	Balance at end of period	$14	$2	$6	$22
2019	Debt securities measured at FVOCI
Oct. 31	Balance at beginning of period	$14	$3	$6	$23
	Provision for (reversal of) credit losses (1)	–	–	–	–
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$14	$3	$6	$23
2019	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$15	$3	$5	$23
	Provision for (reversal of) credit losses (1)	–	–	4	4
	Write-offs	–	–	(4)	(4)
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$15	$3	$5	$23
(1)	Included in g ains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.